Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GLENMEDE FUND INC
Prospectus Date	rr_ProspectusDate	Feb. 28, 2017
Equity Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Equity Income Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	A high level of current income and long-term growth of capital consistent with reasonable risk to principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2018 and may discontinue this arrangement at any time thereafter.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year of the Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, taking into account the fee waiver in the first year of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. The Portfolio’s portfolio turnover rate has been omitted because the Portfolio had not commenced operations prior to the end of the most recent fiscal year.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio invests, under normal market circumstances, at least 80% of the value of its net assets (including borrowings for investment purposes) in income-producing equity securities, such as common and preferred stocks. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should the issuer be liquidated. The Portfolio primarily invests in U.S. large cap companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in either the Russell 1000® Index or the S&P 900® Index, and that have a dividend yield above the S&P 500® Index at the time of purchase. Additional consideration is given to the expected future growth rate of such dividends. As of its last rebalancing on May 27, 2016, the market capitalization of the companies in the Russell 1000® Index was between approximately $2.0 billion and $549.7 billion. As of January 31, 2017, the market capitalization of the companies in the S&P 900® Index was between approximately $948.1 million and $647.1 billion.

The Advisor uses a combination of quantitative and fundamental research to select securities. The Advisor uses a quantitative proprietary multi-factor computer model which identifies a list of attractive securities using such variables as return of capital, dividend growth, payout ratio and earnings trends, and then applies fundamental research to select which securities to buy and sell for this Portfolio.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Dividend Paying Security Risk: Income provided by the Portfolio may be affected by changes in the dividend policies of the companies in which the Portfolio invests and the capital resources available for such payments at such companies. Issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. Dividend paying securities can fall out of favor with the market, causing the Portfolio during such periods to underperform funds that do not focus on dividends.

Preferred Stock Risk: Preferred stock generally does not exhibit as great a potential for appreciation as common stock, although it ranks above common stock in its claim on income for dividend payments. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of preferred and common stock owners. Preferred stock may also be subject to optional or mandatory redemption provisions.
Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, you could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Portfolio commenced operation on December 21, 2016. Performance history and average total returns will be provided after the Portfolio has been in operation for one calendar year and will provide some indication of the risks of investing in the Portfolio by comparing the Portfolio’s performance to a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Portfolio commenced operation on December 21, 2016. Performance history and average total returns will be provided after the Portfolio has been in operation for one calendar year and will provide some indication of the risks of investing in the Portfolio by comparing the Portfolio’s performance to a broad measure of market performance.
Equity Income Portfolio | Equity Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Other Expenses	rr_OtherExpensesOverAssets	2.08%	[1],[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.63%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	1.78%	[3]
Net Expenses	rr_NetExpensesOverAssets	0.85%
1 Year	rr_ExpenseExampleYear01	$ 87
3 Years	rr_ExpenseExampleYear03	$ 648

[1]	(includes 0.20% shareholder servicing fees payable to Glenmede Trust)
[2]	Other Expenses are based on estimated amounts for the current fiscal year of the Portfolio.
[3]	Glenmede Investment Management LP (the "Advisor") has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Portfolio's annual total operating expenses exceed 0.85% of the Portfolio's average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2018 and may discontinue this arrangement at any time thereafter.